ALLOWANCE FOR LOAN LOSSES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance For Loan Losses [Line Items]
Beginning balance	$ 1,725,226	$ 808,671	$ 857,813	$ 766,673	$ 766,673	$ 696,321
Charge-offs
Recoveries	(338,319)	(14,016)	(429,195)	(17,662)	(25,396)
Provisions		14,024	500,123	37,276	85,035	42,994
Ending balance	1,386,907	808,679	1,386,907	808,679	857,813	766,673
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,386,907	808,679	1,386,907	808,679	857,813	766,673
Business Loans [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	1,212,810	686,395	638,471	663,867	663,867	603,098
Charge-offs
Recoveries	(288,313)	(14,016)	(288,313)	(14,016)	(25,396)
Provisions			574,339	22,528		60,769
Ending balance	924,497	672,379	924,497	672,379	638,471	663,867
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	924,497	672,379	924,497	672,379	638,471	663,867
Personal Loans [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	512,416	122,276	219,342	102,806	102,806	93,223
Charge-offs
Recoveries	(50,006)		(140,882)	(3,646)
Provisions		14,024	383,950	37,140	116,536	9,583
Ending balance	462,410	136,300	462,410	136,300	219,342	102,806
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 462,410	$ 136,300	$ 462,410	$ 136,300	$ 219,342	$ 102,806